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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment                [ ] Amendment Number :
                                                             -----------
This Amendment (Check only one.):      [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consolidated Investment Group LLC
Address: 18 Inverness Place East
         Englewood, CO 80112

Form 13F File Number: 028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
Title:   Manager, Chief Executive Officer and President
Phone:   (303) 789-2664

Signature, Place, and Date of Signing:


    /s/ David Merage               Englewood, CO             October 24, 2012
-----------------------        --------------------       --------------------
       (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:    171,244
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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         COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- --------  -------------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                 VALUE   SHRS OR                    INVESTMENT  OTHER   --------------------
      NAME OF ISSUER              CLASS        CUSIP    (X1000)  PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- --------------- --------- --------  -------   ------  -------- ---------- -------- -------  ------ ----
ALCOA INC                    COM             013817101      221    23,041    SH                 SOLE             23,041     0     0
BANK OF AMERICA CORPORATION  COM             060505104    1,935   316,184    SH                 SOLE            316,184     0     0
BLACKSTONE GROUP L P         COM UNIT LTD    09253U108    1,515   126,429    SH                 SOLE            126,429     0     0
BOEING CO                    COM             097023105    1,951    32,247    SH                 SOLE             32,247     0     0
CISCO SYS INC                COM             17275R102    1,744   112,530    SH                 SOLE            112,530     0     0
CITIGROUP INC                COM NEW         172967424      458    17,893    SH                 SOLE             17,893     0     0
DELL INC                     COM             24702R101      488    34,480    SH                 SOLE             34,480     0     0
DIAMOND OFFSHORE DRILLING IN COM             25271C102      229     4,183    SH                 SOLE              4,183     0     0
FEDEX CORP                   COM             31428X106      903    13,335    SH                 SOLE             13,335     0     0
FORD MTR CO DEL              COM PAR $0.01   345370860    1,072   110,902    SH                 SOLE            110,902     0     0
GENERAL ELECTRIC CO          COM             369604103    1,944   127,712    SH                 SOLE            127,712     0     0
GOLDMAN SACHS GROUP INC      COM             38141G104      847     8,960    SH                 SOLE              8,960     0     0
GOOGLE INC                   CL A            38259P508      935     1,815    SH                 SOLE              1,815     0     0
HOME DEPOT INC               COM             437076102    2,659    80,905    SH                 SOLE             80,905     0     0
ISHARES INC                  MSCI BRAZIL     464286400      451     8,672    SH                 SOLE              8,672     0     0
ISHARES INC                  MSCI GERMAN     464286806    4,645   254,224    SH                 SOLE            254,224     0     0
ISHARES INC                  MSCI JAPAN      464286848    3,484   368,248    SH                 SOLE            368,248     0     0
ISHARES TR                   DJ OIL&GAS EXP  464288851    2,635    51,493    SH                 SOLE             51,493     0     0
ISHARES TR                   MSCI EAFE INDEX 464287465   20,305   424,969    SH                 SOLE            424,969     0     0
ISHARES TR                   MSCI EMERG MKT  464287234      292     8,316    SH                 SOLE              8,316     0     0
ISHARES TR                   RUSSELL 1000    464287622    1,231    19,690    SH                 SOLE             19,690     0     0
ISHARES TR                   RUSSELL 2000    464287655      573     8,911    SH                 SOLE              8,911     0     0
ISHARES TR                   RUSSELL 3000    464287689    7,065   105,874    SH                 SOLE            105,874     0     0
ISHARES TR                   RUSSELL MCP GR  464287481      897    18,080    SH                 SOLE             18,080     0     0
ISHARES TR                   RUSSELL MIDCAP  464287499      701     7,938    SH                 SOLE              7,938     0     0
ISHARES TR                   S&P500 GRW      464287309    4,439    72,482    SH                 SOLE             72,482     0     0
JPMORGAN CHASE & CO          COM             46625H100      241     7,988    SH                 SOLE              7,988     0     0
LOWES COS INC                COM             548661107    1,045    54,032    SH                 SOLE             54,032     0     0
MGM RESORTS INTERNATIONAL    COM             552953101      779    83,834    SH                 SOLE             83,834     0     0
MICROSOFT CORP               COM             594918104      379    15,218    SH                 SOLE             15,218     0     0
NEWS CORP                    CL A            65248E104      272    17,544    SH                 SOLE             17,544     0     0
NORDSTROM INC                COM             655664100    1,185    25,936    SH                 SOLE             25,936     0     0
NORFOLK SOUTHERN CORP        COM             655844108    1,928    31,600    SH                 SOLE             31,600     0     0
OCCIDENTAL PETE CORP DEL     COM             674599105      891    12,455    SH                 SOLE             12,455     0     0
POWERSHARES QQQ TRUST        UNIT SER 1      73935A104   18,789   357,958    SH                 SOLE            357,958     0     0
SPDR INDEX SHS FDS           S&P CHINA ETF   78463X400      629    11,269    SH                 SOLE             11,269     0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103   74,382   657,377    SH                 SOLE            657,377     0     0
STARBUCKS CORP               COM             855244109    2,913    78,108    SH                 SOLE             78,108     0     0
TOYOTA MOTOR CORP            SP ADR REP2COM  892331307    1,776    26,021    SH                 SOLE             26,021     0     0
UBS AG                       SHS NEW         H89231338      436    38,157    SH                 SOLE             38,157     0     0
ZIMMER HLDGS INC             COM             98956P102    1,980    37,031    SH                 SOLE             37,031     0     0
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